Revenue Recognition - Summary of Future Committed Revenue from Contracts with Customers, Arising from Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	$ 7,500	$ 19,600
Remainder of 2019: [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	61,285
2020 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	82,928
2021 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	60,974
2022 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	43,961
2023 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	38,667
2024 onwards: [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total committed revenue	$ 69,846